INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Hong Kong Light In The Box	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC Lanting Huitong	Dec. 31, 2010 PRC Lanting Huitong	Dec. 31, 2012 PRC Lanting Gaochuang
Income taxes
Income tax exemption period							2 years	2 years
Reduced tax rate for three years subsequent the exemption period (as a percent)						12.50%		12.50%
Period for reduced tax rate						3 years		3 years
Current tax expense (benefit)	$ 69	$ 19	$ (606)
Deferred tax benefit			272
Current deferred tax assets:
Accrued payroll	638	502
Accrued expenses	45
Less: Valuation allowance	(683)	(502)
Non-current deferred tax asset:
Net operating loss carry forwards	7,959	8,338
Less: Valuation allowance	(7,959)	(8,338)
Deferred tax liabilities	0	0
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Loss before provision of income tax	(4,750)	(4,211)	(25,409)
Statutory income tax rates (as a percent)	25.00%	25.00%	25.00%	16.50%	25.00%
Income tax at statutory tax rate	(1,187)	(1,053)	(6,352)
Non-deductible expenses	225	403	672
Effect of income tax holiday and preferential tax rates	(62)	(41)	(828)
Write-off/(refund) of prepaid income tax			(606)
Effect of income tax rate differences in jurisdictions other than the PRC	1,291	1,105	1,897
Changes in valuation allowances	(198)	(395)	4,339
Income tax expense (benefit)	69	19	(878)
Income tax paid							579
Additional disclosures
Withholding tax rate on dividends distributed to non-resident entities (as a percent)					10.00%
Deferred tax liability accrued for the Chinese dividend withholding taxes					$ 0